WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Gain (loss) of change in fair value of warrants	$ 100	$ 400
Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.72%
Expected dividend	0.00%
Expected life	3 months 10 days
Expected volatility	65.49%